Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of the Components Of Property and Equipment
The following summarizes the components of property and equipment (in thousands):

	December 31,
	2023	2022
Lab equipment	$706	$669
Leasehold improvements	1,090	1,004
Computer hardware and software	141	84
Furniture and fixtures	160	95

Property and equipment, gross	2,097	1,852
Less: accumulated depreciation and amortization	(665)	(248)

Property and equipment, net	$1,432	$1,604

RENEO PHARMACEUTICALS INC [Member]
Schedule of Property Plant and Equipment useful lives
The following estimated useful lives were used to depreciate or amortize the Company’s assets:

Estimated Useful Life
Furniture and fixtures	5 years
Computers and software	3 years
Leasehold improvements	Shorter of useful life or remaining lease term